Reportable Segments (Tables)	3 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Schedule of Segment Reporting, Information on Revenues and Long-lived Assets

Revenue from operations

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Reportable Segment:
Production Services	$133,190	$92,113
Drilling and Evaluation Services	66,109	59,591
Total revenue	$199,299	$151,704

Long-lived assets

	March 31, 2020	December 31, 2019
Reportable Segment:
Production Services	$297,283	$290,765
Drilling and Evaluation Services	117,758	115,241
Total Reportable Segments	415,041	406,006
Unallocated assets	11,023	13,301
Total long-lived assets	$426,064	$419,307

Operating income

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Reportable Segment:
Production Services	$21,328	$21,322
Drilling and Evaluation Services	7,868	5,479
Total Reportable Segments	29,196	26,801
Unallocated expenses	(10,681)	(6,693)
Total operating income	$18,515	$20,108

Schedule of Revenue from External Customers and Long-lived Assets, by Geographical Areas

Revenue by geographic area

	Quarter ended March 31, 2020	Quarter ended March 31, 2019
Geographic Area:
MENA	$196,061	$149,546
Other	3,238	2,158
Total revenue	$199,299	$151,704

Long-lived assets by geographic area

	March 31, 2020	December 31, 2019
Geographic area:
MENA	$416,571	$409,139
Rest of World	9,493	10,168
Total long-lived assets	$426,064	$419,307